UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 97.1%
Consumer Discretionary — 23.0%
Amazon.com*	19,771	$21,852,491
Comcast, Cl A	126,000	4,539,780
Home Depot	65,590	10,873,510
Las Vegas Sands	79,000	5,007,020
Netflix*	24,500	4,812,535
Newell Brands	93,500	3,812,930
O’Reilly Automotive*	10,000	2,109,500
Priceline Group*	3,220	6,156,511
Starbucks	91,050	4,993,182
Time Warner	32,090	3,154,126
TJX	44,000	3,071,200

		70,382,785

Consumer Staples — 1.7%
Costco Wholesale	33,132	5,336,903

Energy — 1.0%
Pioneer Natural Resources	19,550	2,926,049

Financials — 4.8%
BlackRock, Cl A	10,011	4,713,479
Charles Schwab	147,000	6,591,480
Moody’s	24,405	3,475,516

		14,780,475

Health Care — 11.5%
Becton Dickinson	30,250	6,312,267
Celgene*	63,460	6,407,556
Cigna	20,300	4,003,566
Edwards Lifesciences*	53,000	5,418,190
Incyte*	24,000	2,718,000
UnitedHealth Group	26,800	5,633,896
Zoetis, Cl A	72,735	4,641,948

		35,135,423

Industrials — 7.8%
Boeing	23,625	6,094,777
Canadian Pacific Railway	21,040	3,649,178
Danaher	74,750	6,897,183
Fortive	32,000	2,312,320
Southwest Airlines	88,000	4,739,680

		23,693,138

Information Technology — 43.4%
Alphabet, Cl A*	12,954	13,382,000
Alphabet, Cl C*	8,870	9,017,597
Apple	91,396	15,449,580
Broadcom	12,500	3,298,875
Electronic Arts*	36,000	4,305,600
Facebook, Cl A*	101,690	18,310,301
Lam Research	26,360	5,497,905
Mastercard, Cl A	83,410	12,408,906
Microsoft	140,500	11,686,790
NXP Semiconductors*	36,500	4,272,325
PayPal Holdings*	92,520	6,713,251
Salesforce.com*	67,635	6,921,766
ServiceNow*	35,000	4,422,950
Visa, Cl A	153,100	16,837,938

		132,525,784

Materials — 2.3%
Nucor	50,000	2,891,500
Sherwin-Williams	10,500	4,149,075

		7,040,575

Description	Shares	Value
Real Estate — 1.6%
American Tower‡	33,500	$4,812,945

Total Common Stock (Cost $163,053,720)		296,634,077

CASH EQUIVALENT — 2.9%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $8,938,427)	8,938,427	8,938,427

Total Investments — 100.0% (Cost $171,992,147)		$305,572,504

Percentages are based on Net Assets of $305,532,117.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2017.
‡	Real Estate Investment Trust

Cl – Class

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 96.8%
Consumer Discretionary — 10.1%
Carnival	33,585	$2,229,708
Las Vegas Sands	45,320	2,872,382
Lowe’s	29,468	2,355,967
Newell Brands	19,000	774,820
Walt Disney	11,313	1,106,524
Whirlpool	11,751	1,926,341

		11,265,742

Consumer Staples — 5.1%
Ingredion	22,695	2,844,818
Tyson Foods, Cl A	39,006	2,843,928

		5,688,746

Energy — 12.0%
Chevron	26,547	3,076,532
Occidental Petroleum	45,646	2,947,362
Royal Dutch Shell ADR, Cl B	65,804	4,300,950
Valero Energy	38,209	3,014,308

		13,339,152

Financials — 25.4%
American Express	40,910	3,907,723
American International Group	42,561	2,749,866
Bank of America	122,347	3,351,085
Bank of New York Mellon	59,376	3,054,895
Capital One Financial	35,367	3,260,130
Citigroup	51,106	3,756,291
FNF Group	85,905	3,214,565
Nasdaq	43,820	3,183,523
Wells Fargo	30,708	1,723,947

		28,202,025

Health Care — 12.1%
AbbVie	40,143	3,622,906
Cardinal Health	19,408	1,201,355
Medtronic	32,674	2,630,910
Novartis ADR	32,994	2,724,644
Perrigo	14,726	1,192,659
Shire ADR	14,190	2,094,870

		13,467,344

Industrials — 10.6%
Boeing	2,814	725,956
Eaton	28,208	2,257,204
General Electric	69,059	1,392,230
Johnson Controls International	69,645	2,882,607
Kansas City Southern	26,837	2,796,952
Raytheon	9,787	1,763,617

		11,818,566

Information Technology — 13.2%
Black Knight*	1	34
Cisco Systems	43,669	1,491,296
Corning	44,317	1,387,565
DXC Technology	13,050	1,194,336
eBay*	60,546	2,278,952
Microsoft	25,293	2,103,872
Nielsen Holdings	82,035	3,041,037
Skyworks Solutions	27,338	3,112,705

		14,609,797

Materials — 3.3%
DowDuPont	50,590	3,658,163

Description	Shares	Value
Real Estate — 3.1%
Weyerhaeuser, Cl REIT‡	94,874	$3,406,925

Utilities — 1.9%
FirstEnergy	64,708	2,132,129

Total Common Stock (Cost $89,944,877)		107,588,589

CASH EQUIVALENT — 3.2%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $3,591,718)	3,591,718	3,591,718

Total Investments —100.0% (Cost $93,536,595)		$111,180,307

Percentages are based on Net Assets of $111,163,820.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2017.
‡	Real Estate Investment Trust.

ADR – American Depositary Receipt

Cl – Class

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Shares	Value
COMMON STOCK — 93.0%
Consumer Discretionary — 12.0%
Advance Auto Parts	576	$47,082
Best Buy	1,024	57,323
CalAtlantic Group	4,655	229,678
Dollar Tree*	3,203	292,274
Gentex	5,982	116,111
Nordstrom	4,254	168,671
NVR*	55	180,475
Scripps Networks Interactive, Cl A	2,602	216,695
Urban Outfitters*	7,312	179,290

		1,487,599

Consumer Staples — 6.9%
Church & Dwight	5,312	239,943
Hormel Foods	9,172	285,800
JM Smucker	2,107	223,447
Sprouts Farmers Market*	5,761	106,521

		855,711

Energy — 7.8%
Cabot Oil & Gas	7,090	196,393
Newfield Exploration*	7,892	242,995
Noble Energy	6,707	186,924
Parsley Energy, Cl A*	4,662	124,009
Patterson-UTI Energy	11,360	224,701

		975,022

Financials — 15.7%
Evercore, Cl A	2,920	233,892
Huntington Bancshares	19,677	271,543
Lincoln National	2,824	214,003
M&T Bank	1,461	243,651
Progressive	5,768	280,613
Synovus Financial	8,014	375,456
TD Ameritrade Holding	3,850	192,461
United Bankshares	4,085	146,856

		1,958,475

Health Care — 10.6%
Agilent Technologies	3,265	222,118
Agios Pharmaceuticals*	870	55,915
Cerner*	1,936	130,719
CR Bard	710	232,220
Laboratory Corp of America Holdings*	2,220	341,236
Mettler-Toledo International*	180	122,873
Varian Medical Systems*	1,115	116,172
Vertex Pharmaceuticals*	662	96,804

		1,318,057

Industrials — 12.8%
Alaska Air Group	2,853	188,384
Fluor	5,715	246,259
Hexcel	2,938	178,307
L3 Technologies	1,470	275,155
Masco	8,374	333,453
Roper Technologies	634	163,680
Ryder System	2,532	205,294

		1,590,532

Information Technology — 11.2%
Analog Devices	1,403	128,094
Arista Networks*	588	117,535
Cree*	6,630	236,691
Fidelity National Information Services	1,396	129,493
FLIR Systems	5,101	238,829

Description	Shares	Value
Juniper Networks	5,929	$147,217
Red Hat*	1,622	195,986
Take-Two Interactive Software*	1,785	197,510

		1,391,355

Materials — 6.1%
Albemarle	1,338	188,511
Reliance Steel & Aluminum	2,831	217,534
Royal Gold	1,490	125,324
Valvoline	9,634	231,408

		762,777

Real Estate — 4.5%
Apartment Investment & Management, Cl A‡	5,703	250,818
Physicians Realty Trust‡	10,300	179,014
Regency Centers‡	2,060	126,793

		556,625

Utilities — 5.4%
Aqua America	4,999	177,364
FirstEnergy	7,407	244,061
Great Plains Energy	4,383	143,894
WEC Energy Group	1,590	107,150

		672,469

Total Common Stock (Cost $9,265,694)		11,568,622

CORPORATE OBLIGATION — 1.3%
Information Technology — 1.3%
Micron Technology 3.000%, 11/15/43 (Cost $71,797)	$100,000	155,000

CASH EQUIVALENT — 5.7%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $712,332)	712,332	712,332

Total Investments — 100.0% (Cost $10,049,823)		$12,435,954

Percentages are based on Net Assets of $12,435,222.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2017.
‡	Real Estate Investment Trust

Cl – Class

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

The following is a list of the level of inputs used as of October 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,568,622	$—	$—	$11,568,622
Corporate Obligation	—	155,000	—	155,000
Cash Equivalent	712,332	—	—	712,332

Total Investments in Securities	$12,280,954	$155,000	$—	$12,435,954

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 95.4%
Open-End Funds — 71.7%
Cohen & Steers Institutional Realty Shares	953	$42,004
Frost Total Return Bond Fund, Institutional Class Shares*	22,815	239,098
Vanguard Total Bond Market Index Fund	22,180	238,881

		519,983

Exchange Traded Funds — 23.7%
iShares MSCI EAFE ETF	410	28,548
iShares Russell 1000 ETF	705	100,893
Vanguard FTSE Emerging Markets ETF	323	14,416
Vanguard Small-Cap ETF	199	28,562

		172,419

Total Registered Investment Companies (Cost $683,844)		692,402

CASH EQUIVALENT — 3.2%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $23,068)	23,068	23,068

Total Investments — 98.6% (Cost $706,912)		$715,470

Percentages are based on Net Assets of $725,574.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2017 are as follows:

Value of Shares Held as of 7/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/17	Dividend Income
Frost Total Return Bond Fund
$413,577	$8,527	$(183,518)	$(2,474)	$2,986	$239,098	$2,097

**	Rate shown is the 7-day effective yield as of October 31, 2017.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

MSCI – Morgan Stanley Capital International

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 97.1%
Exchange Traded Funds — 61.3%
iShares MSCI EAFE ETF	4,272	$297,459
iShares Russell 1000 ETF	7,646	1,094,219
Vanguard FTSE Emerging Markets ETF	3,279	146,342
Vanguard Small-Cap ETF	1,845	264,813

		1,802,833

Open-End Funds — 35.8%
Cohen & Steers Institutional Realty Shares	2,603	114,773
Frost Total Return Bond Fund, Institutional
Class Shares*	44,656	467,993
Vanguard Total Bond Market Index Fund	43,478	468,256

		1,051,022

Total Registered Investment Companies (Cost $2,753,610)		2,853,855

CASH EQUIVALENT — 2.6%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $74,813)	74,813	74,813

Total Investments — 99.7% (Cost $2,828,423)		$2,928,668

Percentages are based on Net Assets of $2,938,275.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during th year ended October 31, 2017 are as follows:

Value of Shares Held a s of 7/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/17	Dividend Income
Frost Total Return Bond Fund
$806,655	$13,527	$(352,791)	$(3,791)	$4,393	$467,993	$4,787

**	Rate shown is the 7-day effective yield as of October 31, 2017.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

MSCI – Morgan Stanley Capital International

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 92.8%
Exchange Traded Funds — 72.5%
iShares MSCI EAFE ETF	303	$21,098
iShares Russell 1000 ETF	484	69,265
Vanguard FTSE Emerging Markets ETF	233	10,399
Vanguard Small-Cap ETF	124	17,798

		118,560

Open-End Funds — 20.3%
Cohen & Steers Institutional Realty Shares	166	7,299
Frost Total Return Bond Fund, Institutional Class Shares*	2,465	25,832

		33,131

Total Registered Investment Companies (Cost $145,332)		151,691

CASH EQUIVALENT — 5.8%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $9,526)	9,526	9,526

Total Investments — 98.6% (Cost $154,858)		$161,217

Percentages are based on Net Assets of $163,542.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended October 31, 2017 are as follows:

Value of Shares Held as of 7/31/17	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 10/31/17	Dividend Income
Frost Total Return Bond Fund
$209,199	$1,642	$(185,649)	$274	$366	$25,832	$793

**	Rate shown is the 7-day effective yield as of October 31, 2017.

Cl – Class

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

MSCI – Morgan Stanley Capital International

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES —30.8%
Agency Mortgage-Backed Obligation —16.0%
FHLMC
3.500%, 10/01/47	$10,000,000	$10,287,079
3.067%, VAR ICE LIBOR USD 12 Month+1.620%, 01/01/45	10,664,796	10,931,507
2.990%, VAR ICE LIBOR USD 6 Month+1.612%, 02/01/37	1,644,544	1,708,235
2.986%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.249%, 08/01/37	482,117	507,046
2.371%, VAR ICE LIBOR USD 12 Month+1.650%, 06/01/43	11,374,155	11,443,974
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	1,251,514	123,186
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,160,000	10,942,305
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	1,152,454	25,179
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	746,936	742,089
FHLMC REMIC, Ser 2011-3898, Cl FC
1.749%, VAR LIBOR USD 1
Month+0.510%, 11/15/36	2,875,860	2,897,261
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	2,435,707	413,636
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,611,019
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	10,470,951	842,204
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	7,719,666	475,745
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	17,555,852	1,340,642
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	5,667,969	457,049
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	17,736,568	1,515,274
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 11/15/32	26,847,041	3,405,775
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	10,703,470	822,125
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	24,831,715	4,089,351
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	17,576,756	1,714,695
FHLMC, Ser 2015-4457, Cl EI, IO
3.500%, 02/15/45	3,094,625	393,475
FHLMC, Ser 2015-4492, Cl MA
4.000%, 07/15/43	5,130,148	5,419,964
FHLMC, Ser 2016-4572, Cl LG
2.500%, 08/15/45	4,193,826	4,173,235
FHLMC, Ser 2017-4655, Cl HA
3.500%, 01/15/42	17,452,182	17,952,745
FHLMC, Ser 2017-4662, Cl VC
3.500%, 08/15/35	5,000,000	5,123,886
FHLMC, Ser 2017-4675, Cl VE
3.500%, 08/15/37	4,707,000	4,839,232
FHLMC, Ser 2017-4679, Cl HA
4.000%, 06/15/44	9,063,296	9,611,095
FNMA
5.500%, 04/01/38	96,643	102,329

Description	Face Amount	Value
4.500%, 08/01/41	$9,541,572	$10,318,759
4.000%, 03/01/47	2,403,239	2,543,469
3.500%, 08/01/46	17,923,471	18,437,925
3.311%, VAR ICE LIBOR USD 12 Month+1.759%, 02/01/42	5,501,747	5,683,137
3.178%, VAR ICE LIBOR USD 12 Month+1.470%, 07/01/37	2,734,029	2,850,686
3.084%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.258%, 01/01/38	4,080,704	4,297,428
3.000%, 10/01/46 to 10/01/47	53,196,356	53,130,595
2.790%, VAR ICE LIBOR USD 12 Month+1.700%, 10/01/42	6,041,732	6,163,061
2.710%, 08/01/23	278,748	283,578
2.500%, 11/01/31 to 01/01/57	40,307,443	39,649,945
FNMA REMIC, Ser 2005-66, Cl FD
1.537%, VAR LIBOR USD 1
Month+0.300%, 07/25/35	1,197,934	1,196,138
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	5,277,352	472,654
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	536,215	566,317
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	655,404	690,554
FNMA REMIC, Ser 2017-52, Cl DI, IO
4.500%, 07/25/47	23,347,928	4,372,910
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	2,111,634	440,277
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	3,166,405	687,673
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	5,252,822	1,049,609
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	4,252,125	884,653
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	6,565,185	1,292,560
FNMA STRIPS, Ser 2015-421, Cl C1, IO
3.000%, 05/25/30	11,449,500	1,161,397
FNMA, Ser 2010-155, Cl JC
4.000%, 12/25/39	25,000,000	26,480,410
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,087,749
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	2,461,239	261,387
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	6,331,813	279,596
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	8,288,069	709,458
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	19,530,704	1,623,785
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	7,952,075	1,473,578
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	5,021,251
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	7,203,905	593,497
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,897,701
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	2,623,048	2,594,367
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	14,337,854	1,779,768

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	$5,311,683	$685,878
FNMA, Ser 2017-4, Cl VD
3.500%, 06/25/37	10,000,000	10,410,786
FNMA, Ser 2017-53, Cl KA
3.500%, 12/25/43	9,324,669	9,593,933
GNMA
2.125%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+1.500%, 09/20/40	925,598	948,916
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	456,272	465,713
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	7,973,318	524,126
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	919,650	49,811
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	3,255,766	3,337,335
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	2,679,595	130,657
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	601,107	619,706
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	25,008,581	4,934,871
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	2,013,799
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	5,429,682	601,226
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	12,669,638	1,460,936
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	15,597,546	963,931
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	6,770,598	900,269
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	19,746,754	1,847,427
GNMA, Ser 2015-134, Cl LV
3.500%, 12/20/26	2,527,937	2,630,950
GNMA, Ser 2015-17, Cl JI, IO
3.500%, 05/20/28	18,830,840	1,625,378
GNMA, Ser 2016-H14, Cl FA
2.031%, VAR ICE LIBOR USD 1 Month+0.800%, 06/20/66	2,992,337	3,014,680

		380,647,537

Commercial Mortgage-Backed Obligation — 12.4%
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl AJ
6.341%, 02/10/51 (A)	7,390,000	7,403,976
Banc of America Commercial Mortgage Trust, Ser 2008-1, Cl B
6.341%, 02/10/51 (A)(B)	4,925,000	4,432,011
BANK, Ser 2017-BNK5, Cl A5
3.390%, 06/15/60	9,000,000	9,134,235
BBCMS Trust, Ser 2015-STP, Cl D
4.284%, 09/10/28 (A)(B)	5,000,000	5,030,035
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-T26, Cl AJ
5.531%, 01/12/45 (A)	9,150,000	8,359,716
Citigroup Commercial Mortgage Trust, Ser 2015-GC31, Cl C
4.063%, 06/10/48 (A)	5,000,000	4,858,799

Description	Face Amount	Value
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A4
3.465%, 09/15/50	$5,000,000	$5,139,970
Commercial Mortgage Trust, Ser 2012- CR2, Cl C
4.841%, 08/15/45 (A)	1,000,000	1,037,551
Commercial Mortgage Trust, Ser 2014- LC15, Cl D
4.944%, 04/10/47 (A)(B)	9,500,000	8,225,051
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.307%, 02/15/41 (A)(B)	5,000,000	599,198
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
1.487%, VAR LIBOR USD 1 Month+0.250%, 04/15/37	590,351	552,317
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	3,802,307	3,831,394
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.685%, 11/10/46 (A)(B)	1,000,000	1,083,777
Deutsche Bank Commercial Mortgage Trust, Ser 2017-C6, Cl A5
3.328%, 06/10/50	5,000,000	5,051,630
FHLMC, Ser 2017-4671, Cl ME
3.000%, 02/15/43	12,726,000	12,593,179
FREMF Mortgage Trust, Ser 2011-K15, Cl B
5.116%, 08/25/44 (A)(B)	4,000,000	4,298,478
FREMF Mortgage Trust, Ser 2012-K21, Cl C
4.071%, 07/25/45 (A)(B)	5,000,000	4,998,346
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.811%, 08/25/45 (A)(B)	4,500,000	4,544,141
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.942%, 06/25/47 (A)(B)	2,000,000	2,021,678
FREMF Mortgage Trust, Ser 2013-K26, Cl C
3.722%, 12/25/45 (A)(B)	5,000,000	4,960,961
FREMF Mortgage Trust, Ser 2015-K720, Cl B
5.839%, 07/25/22 (A)(B)	5,000,000	4,967,760
FREMF Mortgage Trust, Ser 2015-K720, Cl C
3.389%, 07/25/22 (A)(B)	8,000,000	7,728,481
FREMF Mortgage Trust, Ser 2015-K721, Cl C
3.565%, 11/25/47 (A)(B)	14,000,000	13,660,458
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A)(B)	5,000,000	4,842,962
FREMF Mortgage Trust, Ser 2016-K57, Cl C
3.919%, 08/25/49 (A)(B)	7,180,000	6,688,694
FREMF Mortgage Trust, Ser 2017-K67, Cl B
3.944%, 09/25/27 (A)(B)	2,000,000	2,035,434
GS Mortgage Securities Trust, Ser 2017-G5
3.826%, 03/10/50	3,500,000	3,622,489
GS Mortgage Securities Trust, Ser 2017- GS7, Cl A4
3.430%, 08/10/50	5,000,000	5,136,242
GS Mortgage Securities Trust, Ser GS6, Cl A3
3.433%, 05/10/50	10,000,000	10,268,478

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Impact Funding, Ser 2001-AA, Cl B
5.095%, 07/25/33 (A)(B)	$48,971	$49,226
Impact Funding, Ser 2001-AA, Cl C
5.295%, 07/25/33 (A)(B)	293,310	295,568
Impact Funding, Ser 2001-AA, Cl D
5.755%, 07/25/33 (A)(B)	87,994	88,276
JPMDB Commercial Mortgage Securities Trust, Ser 2016-C2, Cl C
3.401%, 06/15/49 (A)	3,328,000	3,225,852
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP9, Cl AMS
5.337%, 05/15/47	3,000,000	3,016,320
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
5.936%, 02/15/51 (A)	4,183,280	4,060,961
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)(C)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	2,607,086	2,613,609
JPMorgan Chase Commercial Mortgage Securities, Ser 2016-WSP
5.234%, 08/15/33	4,000,000	4,044,906
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl E
5.857%, 06/15/38 (A)	3,000,000	2,999,699
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl E
5.582%, 02/15/40 (A)	4,000,000	3,996,411
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.235%, 07/15/40 (A)	1,000,000	1,032,270
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C
6.420%, 09/15/45 (A)	10,450,000	9,362,472
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
4.876%, 01/20/41 (A)(B)	3,752,000	3,774,441
LStar Commercial Mortgage Trust, Ser 2016-4, Cl AS
3.188%, 11/10/25	3,000,000	2,908,452
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.813%, 06/12/50 (A)	3,000,000	3,007,500
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C29, Cl C
4.752%, 05/15/49 (A)	2,413,000	2,541,606
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	170,909	172,994
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.952%, 06/11/42 (A)	8,047,580	8,369,625
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.952%, 06/11/42 (A)(B)	500,000	551,872
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.414%, 09/15/47 (A)(B)	2,000,000	2,160,016

Description	Face Amount	Value
RAIT Trust, Ser 2015-FL5, Cl C
5.839%, VAR LIBOR USD 1 Month+4.650%, 01/15/31 (B)	$4,000,000	$4,003,217
Resource Capital, Ser 2015-CRE3, Cl C
4.387%, VAR LIBOR USD 1 Month+3.150%, 03/15/32 (B)	5,000,000	5,005,000
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.546%, 05/10/45 (A)(B)	4,750,000	5,048,082
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.898%, 05/10/63 (A)(B)	15,254,806	12,768,404
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
5.042%, 08/10/49 (A)(B)	3,000,000	3,145,016
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.480%, 12/10/45 (A)(B)	13,384,000	13,125,911
Velocity Commercial Capital Loan Trust, Ser 2011-1
5.234%, VAR LIBOR USD 1 Month+4.000%, 08/25/40 (B)	863,595	873,670
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	3,011,636	3,071,868
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	5,027,400
Wells Fargo Commercial Mortgage Trust, Ser 2016-BNK1, Cl ASB
2.514%, 08/15/49	1,000,000	991,181
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl C
4.721%, 01/15/59 (A)	5,000,000	4,787,581
Wells Fargo Commercial Mortgage Trust, Ser 2016-C32, Cl D
3.788%, 01/15/59 (A)(B)	2,000,000	1,439,793
Wells Fargo Commercial Mortgage Trust, Ser 2016-C34, Cl B
4.089%, 06/15/49	5,000,000	5,110,416
Wells Fargo Commercial Mortgage Trust, Ser 2016-C35, Cl ASB
2.788%, 07/15/48	2,000,000	2,008,835
Wells Fargo Commercial Mortgage Trust, Ser 2016-LC24, Cl ASB
2.825%, 10/15/49	3,000,000	3,011,793
Wells Fargo Commercial Mortgage Trust, Ser 2017-C39, Cl A5
3.418%, 09/15/50	3,500,000	3,604,723
Wells Fargo Commercial Mortgage Trust, Ser 2017-RC1, Cl A4
3.631%, 01/15/60	3,788,000	3,954,432
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.624%, 03/15/46 (A)	3,000,000	3,170,281

		295,527,120

Non-Agency Mortgage-Backed Obligation — 0.0%
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, VAR ICE LIBOR USD 1 Month+2.250%, 02/25/37 (C)	1,000,000	—

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Non-Agency Residential Mortgage-Backed Obligation — 2.4%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3 3.500%,
03/25/45 (A)(B)	$6,137,062	$6,224,564
JPMorgan Mortgage Trust, Ser 2016-4, Cl A3
3.500%, 10/25/46 (A)(B)	2,149,653	2,185,677
JPMorgan Mortgage Trust, Ser 2017-1, Cl A3
3.500%, 01/25/47 (A)(B)	2,324,424	2,369,642
Sequoia Mortgage Trust, Ser 2013-4, Cl AIO1, IO
0.898%, 04/25/43 (A)(B)	223,392,844	10,014,053
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 03/25/47 (A)(B)	3,753,021	3,828,374
Sequoia Mortgage Trust, Ser 2017-6, Cl A4
3.500%, 09/25/47 (A)(B)	7,806,093	8,005,421
Sequoia Mortgage Trust, Ser 2017-CH1, Cl A2
3.500%, 10/25/47	2,980,437	3,019,821
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
3.912%, 06/20/44 (A)(B)	4,032,490	4,148,057
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	2,868,799	2,976,931
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 11/20/44 (A)(B)	3,734,760	3,805,661
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 02/20/45 (A)(B)	4,834,423	4,917,284
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	5,297,171	5,382,630

		56,878,115

Total Mortgage-Backed Securities (Cost $758,227,871)		733,052,772

U.S. TREASURY OBLIGATIONS — 22.8%
U.S. Treasury Bonds/Notes
2.250%, 11/15/25 to 02/15/27	45,000,000	44,766,797
2.000%, 04/30/24 to 11/15/26	160,000,000	156,968,750
1.625%, 02/15/26 to 05/15/26	30,000,000	28,368,946
1.500%, 08/15/26	30,000,000	28,000,781
1.375%, 01/15/20	25,000,000	24,857,422
1.000%, 11/30/18	75,000,000	74,598,633
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,611,800	5,822,261
1.000%, 02/15/46	5,180,950	5,266,995
0.125%, 04/15/20	1,048,420	1,052,100
U.S. Treasury Notes
2.500%, 05/15/24 to 02/15/46	35,000,000	34,736,914
2.375%, 08/15/24	50,000,000	50,501,953
2.250%, 11/15/24 to 08/15/46	85,000,000	83,832,031
U.S. Treasury Notes
1.203%, VAR US Treasury 3 Month Bill Money Market Yield+0.070%, 04/30/19	5,000,000	5,003,374

Description	Face Amount	Value
U.S. Treasury STRIPS
3.109%, 02/15/46 (B)	$1,000,000	$433,488

Total U.S. Treasury Obligations (Cost $550,621,118)		544,210,445

CORPORATE OBLIGATIONS — 14.8%
Consumer Discretionary — 2.6%
Amazon.com
2.800%, 08/22/24 (B)	2,000,000	2,002,703
Anheuser-Busch InBev Finance
3.650%, 02/01/26	15,000,000	15,478,191
Block Financial
4.125%, 10/01/20	5,000,000	5,190,361
Choice Hotels International
5.750%, 07/01/22	5,179,000	5,735,743
General Motors Financial
4.000%, 01/15/25	15,126,000	15,495,165
Jaguar Land Rover Automotive
4.500%, 10/01/27 (B)	3,000,000	2,970,060
L Brands
6.950%, 03/01/33	3,300,000	3,242,250
Lear
5.250%, 01/15/25	1,500,000	1,607,356
McDonald’s MTN
2.625%, 01/15/22	3,000,000	3,030,204
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,217,457
Volkswagen Group of America Finance
2.125%, 05/23/19 (B)	1,000,000	999,473

		61,968,963

Energy — 2.3%
Apache Finance Canada
7.750%, 12/15/29	4,138,000	5,462,891
Lukoil International Finance BV
4.563%, 04/24/23	3,000,000	3,113,100
Noble Holding International
6.050%, 03/01/41	11,362,000	7,527,325
4.900%, 08/01/20	2,000,000	1,960,000
4.625%, 03/01/21	2,000,000	1,850,000
Northern Oil and Gas
8.000%, 06/01/20	1,000,000	665,000
Petrobras Global Finance BV
8.750%, 05/23/26	1,000,000	1,211,250
Seadrill
6.125%, 09/15/17 (C)	300,000	51,000
6.125%, 09/15/17 (B)(C)	9,750,000	1,657,500
Transocean
6.500%, 11/15/20	19,277,000	19,999,887
Weatherford International
4.500%, 04/15/22	8,835,000	7,995,675
Williams Partners
4.875%, 03/15/24	2,700,000	2,831,463

		54,325,091

Financials — 5.0%
Assured Guaranty US Holdings
5.000%, 07/01/24	7,272,000	7,851,346
Capital One Financial
4.200%, 10/29/25	500,000	515,524

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Deutsche Bank
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.003%, 12/29/49	$1,000,000	$1,067,500
Enova International
9.750%, 06/01/21	11,732,000	12,494,580
Farmers Exchange Capital
7.050%, 07/15/28 (B)	6,075,000	7,689,955
First American Financial
4.300%, 02/01/23	1,000,000	1,027,522
Genworth Holdings
7.625%, 09/24/21	15,880,000	15,324,200
Navient MTN
5.500%, 01/25/23	14,000,000	14,175,000
3.878%, VAR CPI+2.150%, 12/15/20	3,525,000	3,418,298
Royal Bank of Canada MTN
6.350%, 08/29/19 (A)	3,000,000	2,968,500
Royal Bank of Scotland Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/49	4,000,000	4,286,000
Societe Generale
5.000%, 01/17/24 (B)	4,025,000	4,320,363
TMX Finance
8.500%, 09/15/18 (B)	39,590,000	36,521,775
Wachovia
6.605%, 10/01/25	5,650,000	6,787,166

		118,447,729

Health Care — 0.3%
Abbott Laboratories
3.250%, 04/15/23	5,200,000	5,312,738
CHS
8.000%, 11/15/19	1,250,000	1,190,625

		6,503,363

Industrials — 0.5%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	7,106,372
Flowserve
4.000%, 11/15/23	1,000,000	1,014,648
Hertz
5.500%, 10/15/24 (B)	1,000,000	900,000
Icahn Enterprises
4.875%, 03/15/19	1,000,000	1,005,000
IDEX
4.200%, 12/15/21	100,000	104,234
Intelsat Jackson Holdings
8.000%, 02/15/24 (B)	1,000,000	1,060,000

		11,190,254

Information Technology — 2.9%
Apple
3.200%, 05/13/25	17,712,000	18,194,498
BMC Software
7.250%, 06/01/18	20,543,000	20,953,860
BMC Software Finance
8.125%, 07/15/21 (B)	250,000	255,938
DynCorp International
11.875% cash/0% PIK, 11/30/20 (D)	6,792,951	7,217,510
Harris
5.550%, 10/01/21	1,168,000	1,287,060
Keysight Technologies
4.550%, 10/30/24	1,000,000	1,059,738

Description	Face Amount	Value
Motorola Solutions
7.500%, 05/15/25	$15,493,000	$18,635,453
Western Digital
10.500%, 04/01/24	1,000,000	1,173,500

		68,777,557

Materials — 0.4%
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,569,357

Real Estate — 0.2%
Avison Young Canada
9.500%, 12/15/21 (B)	4,250,000	4,323,313
CBL & Associates
4.600%, 10/15/24 ‡	1,000,000	949,847

		5,273,160

Telecommunication Services — 0.6%
Frontier Communications
7.125%, 03/15/19	11,946,000	12,006,089
Unison Ground Lease Funding
5.780%, 03/15/20 (B)	4,000,000	3,784,439

		15,790,528

Total Corporate Obligations (Cost $349,223,538)		351,846,002

COLLATERALIZED LOAN OBLIGATIONS — 12.2%
Collateralized Loan Obligation — 12.2%
Avery Point IV, Ser 2017-1A, Cl BR
2.967%, VAR ICE LIBOR USD 3 Month+1.600%, 04/25/26 (B)	7,500,000	7,492,462
Benefit Street Partners III, Ser 2017-IIIA, Cl A1R
2.613%, VAR ICE LIBOR USD 3 Month+1.250%, 07/20/29 (B)	15,000,000	15,099,195
Benefit Street Partners III, Ser 2017-IIIA, Cl CR
5.263%, VAR ICE LIBOR USD 3 Month+3.900%, 07/20/29 (B)	2,000,000	2,014,414
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
7.963%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (B)	5,000,000	4,920,785
Benefit Street Partners IV, Ser 2016-IVA, Cl A1R
2.853%, VAR ICE LIBOR USD 3 Month+1.490%, 01/20/29 (B)	10,000,000	10,163,540
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
8.613%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (B)	1,000,000	1,024,570
Benefit Street Partners VIII, Ser 2015-8A, Cl C
5.207%, VAR ICE LIBOR USD 3 Month+3.900%, 01/20/28 (B)	4,200,000	4,221,668
Benefit Street Partners X, Ser 2016-10A, Cl A1
2.849%, VAR ICE LIBOR USD 3 Month+1.490%, 01/15/29 (B)	4,000,000	4,043,324
Burnham Park, Ser 2016-1A, Cl B
3.163%, VAR ICE LIBOR USD 3 Month+1.800%, 10/20/29 (B)	4,000,000	4,013,564

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Emerson Park, Ser 2017-1A, Cl DR
4.759%, VAR ICE LIBOR USD 3 Month+3.400%, 07/15/25 (B)	$4,500,000	$4,525,218
FORT CRE, Ser 2016-1A, Cl A1
3.981%, VAR LIBOR USD 1 Month+1.500%, 05/21/36 (B)	4,000,000	4,028,644
Galaxy XIV, Ser 2016-14A, Cl AR
2.685%, VAR ICE LIBOR USD 3 Month+1.370%, 11/15/26 (B)	6,500,000	6,533,735
Golub Capital Partners, Ser 2015-24A, Cl D
5.562%, VAR ICE LIBOR USD 3 Month+4.250%, 02/05/27 (B)	5,000,000	5,000,000
Golub Capital Partners, Ser 2017-17A, Cl A1R
2.916%, VAR ICE LIBOR USD 3 Month+1.650%, 10/25/30 (B)	9,000,000	8,999,640
Golub Capital Partners, Ser 2017-19RA, Cl A1A
2.523%, VAR ICE LIBOR USD 3 Month+1.300%, 07/26/29 (B)	20,000,000	20,133,380
Golub Capital Partners, Ser 2017-24A, Cl AR
2.994%, VAR ICE LIBOR USD 3 Month+1.600%, 11/05/29 (B)	9,500,000	9,500,000
Golub Capital Partners, Ser 2017-24A, Cl DR
5.294%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (B)	3,000,000	3,000,000
Golub Capital Partners, Ser 2017-34A, Cl A1
3.162%, VAR ICE LIBOR USD 3 Month+1.850%, 03/08/29 (B)	7,000,000	7,071,428
LCM XXII, Ser 2016-22A, Cl A1
2.843%, VAR ICE LIBOR USD 3 Month+1.480%, 10/20/28 (B)	6,200,000	6,320,584
Madison Park Funding XII, Ser 2014-12A, Cl D
4.807%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (B)	5,000,000	4,992,985
MCF CLO IV, Ser 2017-1A, Cl AR
0.000%, VAR ICE LIBOR USD 3 Month+1.550%, 10/20/29 (B)(H)	10,000,000	9,999,910
MCF CLO IV, Ser 2017-1A, Cl CR
0.000%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (B)(H)	3,000,000	2,993,949
NewStar Berkeley Fund, Ser 2016-1A, Cl A
3.467%, VAR ICE LIBOR USD 3 Month+2.100%, 10/25/28 (B)	5,000,000	5,070,295
NXT Capital, Ser 2015-1A, Cl E
7.607%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (B)	14,000,000	13,364,736
NXT Capital, Ser 2017-1A, Cl A
3.130%, VAR ICE LIBOR USD 3 Month+1.700%, 04/20/29 (B)	9,000,000	8,986,428
Oak Hill Credit Partners X, Ser 2017-10A, Cl AR
2.493%, VAR ICE LIBOR USD 3 Month+1.130%, 07/20/26 (B)	20,000,000	20,060,020
Oak Hill Credit Partners X, Ser 2017-10A, Cl CR
3.483%, VAR ICE LIBOR USD 3 Month+2.120%, 07/20/26 (B)	5,100,000	5,089,749

Description	Face Amount	Value
Oaktree EIF II, Ser 2017-IIIA, Cl A2
2.820%, VAR ICE LIBOR USD 3 Month+1.450%, 07/17/29 (B)	$7,250,000	$7,374,867
Octagon Investment Partners XX, Ser 2017-1A, Cl BR
2.809%, VAR ICE LIBOR USD 3 Month+1.500%, 08/12/26 (B)	10,000,000	9,989,950
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
4.959%, VAR ICE LIBOR USD 3 Month+3.650%, 11/14/26 (B)	9,000,000	8,988,912
OHA Credit Partners VII, Ser 2016-7A, Cl DR
5.516%, VAR ICE LIBOR USD 3 Month+4.200%, 11/20/27 (B)	6,500,000	6,583,824
OZLM Funding IV, Ser 2017-4A, Cl A2R
3.063%, VAR ICE LIBOR USD 3 Month+1.700%, 10/22/30 (B)	5,000,000	5,012,475
OZLM XVI, Ser 2017-16A, Cl A1
2.424%, VAR ICE LIBOR USD 3 Month+1.260%, 05/16/30 (B)	10,000,000	10,048,970
Parallel, Ser 2015-1A, Cl C1
4.057%, VAR ICE LIBOR USD 3 Month+2.750%, 07/20/27 (B)	8,000,000	8,009,728
Parallel, Ser 2017-1A, Cl A1
2.673%, VAR ICE LIBOR USD 3 Month+1.310%, 07/20/29 (B)	8,500,000	8,534,680
Race Point IX, Ser 2017-9A, Cl BR
3.509%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (B)	1,000,000	997,635
Sudbury Mill, Ser 2013-1A, Cl E
6.103%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (B)	1,500,000	1,378,711
TCI-Symphony, Ser 2016-1A, Cl D
5.159%, VAR ICE LIBOR USD 3 Month+3.800%, 10/13/29 (B)	6,250,000	6,284,063
Thayer Park, Ser 2017-1A, Cl B
3.713%, VAR ICE LIBOR USD 3 Month+2.350%, 04/20/29 (B)	9,500,000	9,545,049
Zais, Ser 2017-1A, Cl A2
2.859%, VAR ICE LIBOR USD 3 Month+1.500%, 07/15/29 (B)	10,000,000	10,035,530
Total Collateralized Loan Obligations (Cost $288,149,975)		291,448,617

ASSET-BACKED SECURITIES — 11.6%
Automotive — 8.4%
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	3,001,639
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D
5.240%, 02/10/22 (B)	7,000,000	7,076,161
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl C
4.840%, 10/12/21 (B)	5,000,000	5,104,828
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (B)	3,250,000	3,347,730

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
American Credit Acceptance Receivables Trust, Ser 2016-3, Cl C
4.260%, 08/12/22 (B)	$3,250,000	$3,294,691
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (B)	1,000,000	1,019,361
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (B)	3,575,000	3,569,823
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,617,887
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,382,528
CarMax Auto Owner Trust, Ser 2017-3, Cl D
3.460%, 10/16/23	3,000,000	3,017,180
Carnow Auto Receivables Trust, Ser 2015-1A, Cl D
5.830%, 04/15/20 (B)	5,000,000	4,985,548
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,888,932
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	1,014,007
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	4,000,000	4,077,611
CPS Auto Receivables Trust, Ser 2015-C, Cl E
6.540%, 08/16/21 (B)	1,750,000	1,831,547
CPS Auto Receivables Trust, Ser 2016-A, Cl E
7.650%, 12/15/21 (B)	6,000,000	6,377,823
CPS Auto Receivables Trust, Ser 2016-A, Cl F
7.650%, 03/15/23 (B)	10,540,000	10,467,540
CPS Auto Receivables Trust, Ser 2016-B, Cl C
4.220%, 03/15/22 (B)	3,500,000	3,574,198
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (B)	6,500,000	7,023,960
CPS Auto Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (B)	8,000,000	8,440,933
Drive Auto Receivables Trust, Ser 2016-BA, Cl D
4.530%, 08/15/23 (B)	2,000,000	2,070,098
DT Auto Owner Trust, Ser 2016-4A, Cl E
6.490%, 09/15/23 (B)	3,520,000	3,634,820
DT Auto Owner Trust, Ser 2017-2A, Cl A
1.720%, 05/15/20 (B)	2,256,053	2,255,701
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	197,298	197,358
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,203,700	4,268,199

Description	Face Amount	Value
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	$1,240,000	$1,261,898
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	9,268,200
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (B)	5,000,000	5,109,086
Exeter Automobile Receivables Trust, Ser 2016-1A, Cl C
5.520%, 10/15/21 (B)	3,000,000	3,099,632
Exeter Automobile Receivables Trust, Ser 2017-1A, Cl B
3.000%, 12/15/21 (B)	5,430,000	5,431,527
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,114,635
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,338,605
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,053,115
Flagship Credit Auto Trust, Ser 2015-3, Cl D
7.120%, 11/15/22 (B)	5,000,000	5,326,028
Flagship Credit Auto Trust, Ser 2016-1, Cl D
8.590%, 05/15/23 (B)	15,380,000	16,620,240
Flagship Credit Auto Trust, Ser 2016-3, Cl D
3.890%, 11/15/22 (B)	5,000,000	5,027,060
GO Financial Auto Securitization Trust, Ser 2015-2, Cl C
7.480%, 10/15/21 (B)	5,000,000	5,137,991
GoldentTree Loan Management US, Ser 2017-1A, Cl A
2.583%, VAR ICE LIBOR USD 3 Month+1.220%, 04/20/29 (B)	17,000,000	17,196,996
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (B)	2,500,000	2,571,688
Tidewater Sales Finance Master Trust Series, Ser 2017-AA, Cl A
4.550%, 04/15/21 (B)	6,000,000	5,989,872
Westlake Automobile Receivables Trust, Ser 2016-1A, Cl E
6.520%, 06/15/22 (B)	5,000,000	5,162,555
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (B)	3,000,000	3,012,141

		199,261,372

Credit Cards — 1.0%
Capital One Multi-Asset Execution Trust, Ser 2017-A2, Cl A2
1.649%, VAR LIBOR USD 1 Month+0.410%, 01/15/25	5,000,000	5,031,951
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
1.818%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	4,500,000	4,514,741

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Chase Issuance Trust, Ser 2012-A12, Cl A
1.534%, 01/18/22	$4,000,000	$4,017,828
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.518%, VAR LIBOR USD 1 Month+0.280%, 05/26/20	8,000,000	8,011,944
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
1.859%, VAR LIBOR USD 1 Month+0.620%, 04/22/26	2,000,000	2,014,868

		23,591,332

Other Asset-Backed Securities — 1.4%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	3,441,347	3,724,692
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	884,324	964,371
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,287,906	2,437,998
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (B)	7,860,000	7,894,584
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	2,080,000	2,091,268
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (B)	6,000,000	5,975,484
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	2,000,000	2,026,524
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	5,206,250	5,039,282
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,219,151

		33,373,354

Student Loan — 0.8%
Brazos Student Finance, Ser 2009-1, Cl B
3.828%, VAR ICE LIBOR USD 3 Month+2.500%, 12/27/39	5,000,000	4,645,464
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.737%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (B)	10,000,000	9,463,231
SLM Student Loan Trust, Ser 2012-7, Cl B
3.037%, VAR ICE LIBOR USD 1 Month+1.800%, 09/25/43	5,000,000	4,845,596

		18,954,291

Total Asset-Backed Securities (Cost $268,428,986)		275,180,349

MUNICIPAL BONDS — 2.3%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,455,579
City of Albuquerque, Gross Receipts Lodgers Tax Improvement, RB
3.000%, 07/01/23	500,000	508,885
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,384,540

Description	Face Amount	Value
Government Development Bank for Puerto Rico, Ser Senior A, RB (C)
4.375%, 02/01/19	$5,400,000	$1,512,162
Government Development Bank for Puerto Rico, Ser Senior B, RB (C)
4.704%, 05/01/16 (E)	11,190,000	3,133,200
Hidalgo County, Build America Bonds, GO, AGC
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	527,095
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,506,610
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,129,930
Mission, Economic Development Authority, RB
Callable 12/01/20 @ 300
10.875%, 12/01/28 (E)(C)	3,315,000	33,150
9.750%, 12/01/25 (E) (C)	3,045,000	1,633,947
8.550%, 12/01/21 (E) (C)	2,340,000	1,926,733
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	16,540,000	18,719,310
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,383,800
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,627,040
Texas State, Public Finance School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,300,000	1,379,170
Texas State, Public Finance Authority
Charter School, Ser 2010-Q, RB
8.125%, 02/15/27	1,900,000	2,245,192
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,747,330

Total Municipal Bonds (Cost $68,737,253)		55,853,673

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.0%
FFCB
3.060%, 04/19/27	4,500,000	4,470,205
FHLB
2.050%, 12/06/21	1,350,000	1,342,235
FHLMC
2.220%, 05/16/22	6,000,000	5,969,244
1.125%, 08/12/21	1,000,000	973,347
FNMA
2.250%, 10/30/24	10,000,000	9,918,820

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount/ Shares	Value
Total U.S. Government Agency Obligations (Cost $22,710,640)		$22,673,851

SOVEREIGN DEBT — 0.2%
Sovereign Debt — 0.2%
Kreditanstalt fuer Wiederaufbau
1.500%, 04/20/20	$2,000,000	1,984,515
Mexico Government International
Bond3.625%, 03/15/22	1,000,000	1,042,000
Ukraine Government International
Bond 7.750%, 09/01/19	1,000,000	1,052,500

Total Sovereign Debt (Cost $3,985,872)		4,079,015

CASH EQUIVALENT — 0.0%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $408,247)	408,247	408,247

REPURCHASE AGREEMENTS(F) — 5.2%
KGS-Alpha Capital Markets** 1.800%, dated 10/30/17, to be repurchased on 12/04/17, repurchase price $5,008,750 (collateralized by various asset-backed securities, collateralized loan obligations/FMAC/GNMA obligations, par value $1-$169,484,617, 0.000%-6.166%, 04/25/29-06/20/66, withtotal market value of $5,739,735)	5,000,000	5,000,000
KGS-Alpha Capital Markets** 1.800%, dated 10/23/17, to be repurchased on 11/27/17, repurchase price $12,021,000 (collateralized by various asset-backed securities, collateralized loan obligations/FMAC/GNMA obligations, par value $144,890-$18,481,636, 1.539%-4.892%, 02/01/19-07/20/67, with total market value of $12,878,692)	12,000,000	12,000,000
KGS-Alpha Capital Markets** 1.800%, dated 10/18/17, to be repurchased on 11/20/17, repurchase price $10,016,500 (collateralized by various asset-backed securities, collateralized loan obligations/FMAC/GNMA obligations, par value $3-$10,835,667, 0.000%-7.000%, 11/25/20-05/20/67, withtotal market value of $10,980,193)	10,000,000	10,000,000

Description	Face Amount	Value
KGS-Alpha Capital Markets** 1.200%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $88,002,933 (collateralized by various asset-backed securities, collateralized loan obligations/FMAC/GNMA obligations, par value $219-$49,065,300, 0.000%- 4.961%, 10/15/42-08/20/66, with total market value of $92,432,427)	$88,000,000	$88,000,000
KGS-Alpha Capital Markets** 1.800%, dated 10/10/17, to be repurchased on 11/10/17, repurchase price $5,007,750 (collateralized by various asset-backed securities, collateralized loan obligations/FMAC/GNMA obligations, par value $2,530-$7,650,711, 0.0000%-7.000%, 04/25/29-04/20/67, with total market value of $5,316,164)	5,000,000	5,000,000
KGS-Alpha Capital Markets** 1.800%, dated 10/27/17, to be repurchased on 11/13/17, repurchase price $5,004,250 (collateralized by FMAC obligation, par value $5,088,867, 4.162%, 12/17/46, with total market value of $5,500,001)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $125,000,000)		125,000,000

Total Investments — 100.9% (Cost $2,435,493,500)		$2,403,752,971

Percentages are based on Net Assets of $2,382,824,241.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

*	Rate shown is the 7-day effective yield as of October 31, 2017.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2017 was $783,319,165 and represents 32.9% of Net Assets.
(C)	Security in default on interest payments.
(D)	Distributions are paid-in-kind.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Tri-Party Repurchase Agreement.
(G)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(H)	Rate currently not available.

AGC – Assured Guaranty Corporation

Cl – Class

CLO – Collateralized Loan Obligation

Const – Constant

CPI YOY – Consumer Price Index Year-over-Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FMAC – Financial Management Advisory Committee

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE LIBOR – IntercontinentalExchange London Interbank Offered Rates

IO – Interest Only - face amount represents notional amount

LIBOR – London Interbank Offered Rates

Mat – Maturity

MTN – Medium Term Note

PIK – Payment-in-Kind

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

T Note – Treasury Note

Treas – Treasury

USD – United States Dollar

VAR – Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$733,052,772	$—	$733,052,772
U.S. Treasury Obligations	544,210,445	—	—	544,210,445
Corporate Obligations	—	351,846,002	—	351,846,002
Collateralized Loan Obligations	—	291,448,617	—	291,448,617
Asset-Backed Securities	—	275,180,349	—	275,180,349
Municipal Bonds	—	47,614,481	8,239,192	55,853,673
U.S. Government Agency Obligations	—	22,673,851	—	22,673,851
Sovereign Debt	—	4,079,015	—	4,079,015
Cash Equivalent	408,247	—	—	408,247
Repurchase Agreements	—	125,000,000	—	125,000,000

Total Investments in Securities	$544,618,692	$1,850,895,087	$8,239,192	$2,403,752,971

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

Amounts designated “—“ are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS — 31.0%
Collateralized Loan Obligation — 31.0%
AMMC XII, Ser 2013-12A, Cl E
6.309%, VAR ICE LIBOR USD 3 Month+5.000%, 05/10/25 (A)	$4,000,000	$3,986,720
BCC Funding XIII, Ser 2016-1, Cl E
6.000%, 11/20/22 (A)	1,500,000	1,401,725
Benefit Street Partners III, Ser 2017-IIIA, Cl DR
7.963%, VAR ICE LIBOR USD 3 Month+6.600%, 07/20/29 (A)	2,500,000	2,460,392
Benefit Street Partners IV, Ser 2016-IVA, Cl DR
8.613%, VAR ICE LIBOR USD 3 Month+7.250%, 01/20/29 (A)	2,000,000	2,049,140
Galaxy XIV, Ser 2016-14A, Cl ER
9.215%, VAR ICE LIBOR USD 3 Month+7.900%, 11/15/26 (A)	2,500,000	2,548,015
Galaxy XX, Ser 2015-20A, Cl E
6.863%, VAR ICE LIBOR USD 3 Month+5.500%, 07/20/27 (A)	1,000,000	999,891
Golub Capital Partners, Ser 2017-17A, Cl BR
4.166%, VAR ICE LIBOR USD 3 Month+2.900%, 10/25/30 (A)	1,500,000	1,510,011
Golub Capital Partners, Ser 2017-19RA, Cl B
3.773%, VAR ICE LIBOR USD 3 Month+2.550%, 07/26/29 (A)	2,000,000	2,008,462
Golub Capital Partners, Ser 2017-24A, Cl DR
5.294%, VAR ICE LIBOR USD 3 Month+3.900%, 11/05/29 (A)(E)	2,000,000	2,000,000
Jay Park, Ser 2016-1A, Cl D
8.363%, VAR ICE LIBOR USD 3 Month+7.000%, 10/20/27 (A)	1,000,000	1,020,871
JFIN, Ser 2013-1A, Cl D
6.057%, VAR ICE LIBOR USD 3 Month+4.750%, 01/20/25 (A)	1,000,000	998,561
LCM XXII, Ser 2016-22A, Cl D
8.013%, VAR ICE LIBOR USD 3 Month+6.650%, 10/20/28 (A)	1,800,000	1,845,990
Madison Park Funding XII, Ser 2014-12A, Cl D
4.807%, VAR ICE LIBOR USD 3 Month+3.500%, 07/20/26 (A)	3,000,000	2,995,791
MCF CLO IV, Ser 2017-1A, Cl CR
0.000%, VAR ICE LIBOR USD 3 Month+2.650%, 10/20/29 (A)(E)	1,000,000	997,983
Northwoods Capital XV, Ser 2017-15A, Cl C
3.905%, VAR ICE LIBOR USD 3 Month+2.650%, 06/20/29 (A)	1,000,000	999,919
NXT Capital, Ser 2015-1A, Cl E
7.607%, VAR ICE LIBOR USD 3 Month+6.300%, 04/21/27 (A)	1,500,000	1,431,936
NXT Capital, Ser 2017-1A, Cl C
4.530%, VAR ICE LIBOR USD 3 Month+3.100%, 04/20/29 (A)	1,000,000	1,001,246

Description	Face Amount	Value
Oaktree, Ser 2014-2A, Cl D
6.613%, VAR ICE LIBOR USD 3 Month+5.250%, 10/20/26 (A)	$3,000,000	$2,960,619
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
7.909%, VAR ICE LIBOR USD 3 Month+6.600%, 11/14/26 (A)	1,500,000	1,496,033
OZLM Funding IV, Ser 2017-4A, Cl BR
3.563%, VAR ICE LIBOR USD 3 Month+2.200%, 10/22/30 (A)	2,000,000	1,995,984
OZLM XVI, Ser 2017-16A, Cl B
3.714%, VAR ICE LIBOR USD 3 Month+2.550%, 05/16/30 (A)	1,000,000	1,004,851
Parallel, Ser 2017-1A, Cl C
3.813%, VAR ICE LIBOR USD 3 Month+2.450%, 07/20/29 (A)	1,000,000	1,006,728
Pinnacle Park, Ser 2014-1A, Cl E
6.309%, VAR ICE LIBOR USD 3 Month+4.950%, 04/15/26 (A)	2,000,000	1,997,258
Race Point IX, Ser 2017-9A, Cl BR
3.509%, VAR ICE LIBOR USD 3 Month+2.150%, 10/15/30 (A)	3,000,000	2,992,906
Race Point IX, Ser 2017-9A, Cl DR
8.259%, VAR ICE LIBOR USD 3 Month+6.900%, 10/15/30 (A)	2,000,000	1,999,858
Sudbury Mill, Ser 2013-1A, Cl E
6.103%, VAR ICE LIBOR USD 3 Month+4.750%, 01/17/26 (A)	4,700,000	4,319,963
TCI-Symphony, Ser 2016-1A, Cl E
8.059%, VAR ICE LIBOR USD 3 Month+6.700%, 10/13/29 (A)	3,000,000	3,054,456
Thayer Park, Ser 2017-1A, Cl D
7.463%, VAR ICE LIBOR USD 3 Month+6.100%, 04/20/29 (A)	1,000,000	1,012,399
Voya, Ser 2013-3A, Cl D
5.854%, VAR ICE LIBOR USD 3 Month+4.500%, 01/18/26 (A)	2,000,000	1,999,238
Zais, Ser 2017-1A, Cl C
4.159%, VAR ICE LIBOR USD 3 Month+2.800%, 07/15/29 (A)	1,000,000	1,009,385

Total Collateralized Loan Obligations (Cost $54,940,135)		57,106,331

ASSET-BACKED SECURITIES — 27.8%
Automotive — 16.6%
American Credit Acceptance Receivables Trust, Ser 2016-2, Cl D
8.150%, 01/12/23 (A)	1,500,000	1,545,106
American Credit Acceptance Receivables Trust, Ser 2017-1, Cl E
5.440%, 03/13/24 (A)	2,000,000	2,038,723
American Credit Acceptance Receivables Trust, Ser 2017-3, Cl C
2.720%, 06/10/22 (A)	1,000,000	998,552
CarFinance Capital Auto Trust, Ser 2015- 1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,271,902
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (A)	14,873	15,000

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	$1,500,000	$1,500,338
CPS Auto Receivables Trust, Ser 2015-A, Cl E
6.190%, 05/16/22 (A)	1,100,000	1,095,668
CPS Auto Receivables Trust, Ser 2015-C, Cl F
7.510%, 11/15/22 (A)	1,500,000	1,553,680
CPS Auto Receivables Trust, Ser 2016-B, Cl E
8.140%, 05/15/23 (A)	1,500,000	1,620,914
CPS Auto Receivables Trust, Ser 2016-D, Cl E
6.860%, 04/15/24 (A)	1,155,000	1,218,660
DT Auto Owner Trust, Ser 2016-2A, Cl D
5.430%, 11/15/22 (A)	1,500,000	1,552,987
DT Auto Owner Trust, Ser 2017-2A, Cl E
6.030%, 01/15/24 (A)	1,500,000	1,533,425
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (A)	1,341,606	1,362,191
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	930,000	957,714
Exeter Automobile Receivables Trust, Ser 2015-2A, Cl D
5.790%, 05/16/22 (A)	1,500,000	1,516,178
Exeter Automobile Receivables Trust, Ser 2015-3A, Cl D
6.550%, 10/17/22 (A)	1,500,000	1,532,726
First Investors Auto Owner Trust, Ser 2016-2A, Cl E
5.750%, 09/15/23 (A)	1,250,000	1,259,626
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,783,500
Flagship Credit Auto Trust, Ser 2016-2, Cl D
8.560%, 11/15/23 (A)	900,000	977,644
Honor Automobile Trust Securitization, Ser 2016-1A, Cl C
8.050%, 11/15/22 (A)	1,000,000	1,028,675
Skopos Auto Receivables Trust, Ser 2015-1A, Cl B
5.430%, 12/15/23 (A)	1,000,000	1,011,791
United Auto Credit Securitization Trust, Ser 2016-2, Cl E
5.500%, 01/10/23 (A)	2,265,000	2,295,200

		30,670,200

Credit Cards — 5.7%
Chase Issuance Trust, Ser 2012-A10, Cl A10
1.499%, VAR LIBOR USD 1 Month+0.260%, 12/16/19	2,000,000	2,000,600
Citibank Credit Card Issuance Trust, Ser 2013-A2, Cl A2
1.518%, VAR LIBOR USD 1 Month+0.280%, 05/26/20	8,418,000	8,430,568

		10,431,168

Description	Face Amount	Value
Other Asset-Backed Securities — 5.5%
Kabbage Asset Securitization, Ser 2017-1, Cl B
5.794%, 03/15/22 (A)	$1,250,000	$1,291,470
Mosaic Solar Loans, Ser 2017-2A, Cl B
4.770%, 09/20/42 (A)	500,000	506,086
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (A)	2,847,045	2,826,074
Nations Equipment Finance Funding III, Ser 2016-1A, Cl C
5.000%, 01/20/25 (A)	1,500,000	1,506,600
SCF Equipment Trust, Ser 2016-1A, Cl C
6.000%, 08/20/27 (A)	1,000,000	995,914
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	2,620,000	2,659,924
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	429,955	436,159

		10,222,227

Total Asset-Backed Securities (Cost $50,342,668)		51,323,595

CORPORATE OBLIGATIONS — 25.3%
Consumer Discretionary — 7.5%
Advance Auto Parts
4.500%, 12/01/23	1,000,000	1,046,690
Expedia
3.800%, 02/15/28 (A)	1,500,000	1,459,330
Fresenius Medical Care US Finance II
4.750%, 10/15/24 (A)	400,000	430,980
GameStop
5.500%, 10/01/19 (A)	460,000	469,775
INVISTA Finance
4.250%, 10/15/19 (A)	3,260,000	3,357,800
Jaguar Land Rover Automotive
4.500%, 10/01/27 (A)	2,000,000	1,980,040
L Brands
6.950%, 03/01/33	1,367,000	1,343,078
Neiman Marcus Group
8.000%, 10/15/21 (A)	450,000	265,500
Rialto Holdings
7.000%, 12/01/18 (A)	1,425,000	1,428,563
Under Armour
3.250%, 06/15/26	2,000,000	1,793,045
Valeant Pharmaceuticals International
5.375%, 03/15/20 (A)	250,000	245,937

		13,820,738

Energy — 2.2%
Halliburton
7.450%, 09/15/39	572,000	809,967
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,234,520
ONEOK
7.500%, 09/01/23	1,704,000	2,040,029

		4,084,516

Financials — 4.4%
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,119,250

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Credit Agricole
8.125%, VAR USD Swap Semi 30/360 5 Year Curr+6.283%, 09/19/33 (A)	$1,000,000	$1,050,000
Credit Suisse Group
4.282%, 01/09/28 (A)	500,000	521,252
Credit Suisse Group Funding Guernsey 3.750%, 03/26/25	1,000,000	1,027,040
Deutsche Bank MTN
4.296%, VAR USD Swap Semi 30/360 5 Year curr+2.248%, 05/24/28	500,000	498,487
Guanay Finance
6.000%, 12/15/20 (A)	342,767	353,081
HSBC Holdings
6.500%, 09/15/37	1,500,000	1,973,245
Jefferies Finance
7.375%, 04/01/20 (A)	1,000,000	1,032,500
Lloyds Banking Group
4.500%, 11/04/24	500,000	526,574

		8,101,429

Health Care — 0.8%
Express Scripts Holding
3.400%, 03/01/27	1,500,000	1,473,358

Industrials — 2.1%
Great Lakes Dredge & Dock
8.000%, 05/15/22	500,000	525,000
Masco
7.750%, 08/01/29	233,000	308,363
Meritor
6.750%, 06/15/21	382,000	394,892
Zachry Holdings
7.500%, 02/01/20 (A)	2,655,000	2,724,694

		3,952,949

Information Technology — 4.8%
BMC Software
7.250%, 06/01/18	1,970,000	2,009,400
DynCorp International cash/0% PIK
11.875% 11/30/20 (B)	1,390,627	1,477,541
Keysight Technologies
4.600%, 04/06/27	1,000,000	1,068,143
Micron Technology
5.500%, 02/01/25	657,000	698,063
Motorola Solutions
7.500%, 05/15/25	2,080,000	2,501,887
VeriSign
4.750%, 07/15/27	1,000,000	1,030,000

		8,785,034

Materials — 0.8%
Chemours
6.625%, 05/15/23	250,000	265,000
Vale Overseas
6.250%, 08/10/26	1,000,000	1,152,250

		1,417,250

Real Estate — 0.7%
Avison Young Canada
9.500%, 12/15/21 (A)	1,250,000	1,271,563

Telecommunication Services — 2.0%
Frontier Communications
9.250%, 07/01/21	2,000,000	1,785,000
7.125%, 03/15/19	2,000,000	2,010,060

		3,795,060

Total Corporate Obligations (Cost $45,567,777)		46,701,897

Description	Face Amount/ Shares	Value
MORTGAGE-BACKED SECURITIES — 4.0%
Commercial Mortgage-Backed Obligation — 4.0%
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25	$1,500,000	$1,481,009
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F
6.239%, VAR LIBOR USD 1 Month+5.000%, 01/15/28 (A)	1,900,000	1,907,727
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
6.307%, 02/15/41 (A),(C)	699,000	83,768
FREMF Mortgage Trust, Ser 2016-K54, Cl C
4.051%, 04/25/48 (A),(C)	1,000,000	968,592
FREMF Mortgage Trust, Ser 2016-K722, Cl B
3.835%, 07/25/49 (A),(C)	1,500,000	1,530,385
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.328%, 04/15/35 (A),(C)	2,865,969	1,010,340
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (C)	460,074	461,225

Total Mortgage-Backed Securities (Cost $9,530,491)		7,443,046

COMMON STOCK — 0.1%
Erickson* (Cost $1,829,567)	3,761	157,962

CASH EQUIVALENT — 0.4%
Federated Government Obligations Fund, Cl I, 0.910%** (Cost $803,377)	803,377	803,377

REPURCHASE AGREEMENT(D) — 11.9%
KGS-Alpha CapitalMarkets*** 1.250%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $22,000,764 (collateralized by various asset-backed securities, GNMA/FMAC/FNMA obligations, par value $262,504-$188,505,651, 0.233%-7.000%, 12/31/23-08/16/54, with total market value of $23,834,123) (Cost $23,000,000)	22,000,000	22,000,000

Total Repurchase Agreement (Cost $22,000,000)		22,000,000

Total Investments — 100.5% (Cost $185,014,015)		$185,536,208

Percentages are based on Net Assets of $184,566,534.

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of October 31, 2017.
***	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2017 was $120,090,585 and represents 65.1% of Net Assets.
(B)	Distributions are paid-in-kind.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(D)	Tri-Party Repurchase Agreement.
(E)	Rate currently not available.

Cl – Class

CLO – Collateralized Loan Obligation

FMAC – Financial Management Advisory Committee

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

ICE LIBOR – IntercontinentalExchange London Interbank Offered Rate

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

PIK – Payment-in-Kind

Ser – Series

USD – United States Dollar

VAR – Variable Rate Security

The following is a list of the level of inputs used as of October 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$—	$57,106,331	$—	$57,106,331
Asset-Backed Securities	—	51,323,595	—	51,323,595
Corporate Obligations	—	46,701,897	—	46,701,897
Mortgage-Backed Securities	—	7,443,046	—	7,443,046
Cash Equivalent	803,377	—	—	803,377
Common Stock	—	157,962	—	157,962
Repurchase Agreement	—	22,000,000	—	22,000,000

Total Investments in Securities	$803,377	$184,732,831	$—	$185,536,208

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
U.S. TREASURY OBLIGATIONS — 35.4%
U.S. Treasury Notes
1.625%, 07/31/20	$10,000,000	$9,977,734
1.500%, 11/30/19 to 05/31/20	28,000,000	27,920,274
1.375%, 02/15/20	20,000,000	19,876,562
1.250%, 05/31/19	20,385,000	20,291,834
1.125%, 06/30/21 to 07/31/21	25,000,000	24,357,422

Total U.S. Treasury Obligations (Cost $103,259,512)		102,423,826

ASSET-BACKED SECURITIES — 33.7%
Automotive — 13.9%
American Credit Acceptance Receivables Trust, Ser 2015-3, Cl B
3.560%, 10/12/21 (A)	1,305,420	1,311,397
American Credit Acceptance Receivables Trust, Ser 2016-4, Cl C
2.910%, 02/13/23 (A)	6,625,000	6,644,101
American Credit Acceptance Receivables Trust, Ser 2017-2, Cl C
2.860%, 06/12/23 (A)	1,000,000	997,468
California Republic Auto Receivables Trust, Ser 2016-1, Cl C
4.560%, 12/15/22	1,000,000	1,022,477
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.690%, 02/20/19	381,057	381,306
CarMax Auto Owner Trust, Ser 2015-3, Cl C
2.680%, 06/15/21	1,000,000	1,009,035
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	75,565	75,548
CPS Auto Receivables Trust, Ser 2015-C, Cl D
4.630%, 08/16/21 (A)	4,000,000	4,081,487
Drive Auto Receivables Trust, Ser 2015- DA, Cl D
4.590%, 01/17/23 (A)	1,500,000	1,543,630
DT Auto Owner Trust, Ser 2016-1A, Cl D
4.660%, 12/15/22 (A)	2,000,000	2,046,243
Flagship Credit Auto Trust, Ser 2016-4, Cl C
2.710%, 11/15/22 (A)	99,000	98,088
GM Financial Consumer Automobile, Ser 2017-1A, Cl A3
1.780%, 10/18/21 (A)	1,500,000	1,495,859
Hertz Fleet Lease Funding, Ser 2015-1, Cl D
3.131%, VAR ICE LIBOR USD 1 Month+1.900%, 07/10/29 (A)	4,000,000	4,011,134
Hertz Fleet Lease Funding, Ser 2015-1, Cl E
3.531%, VAR ICE LIBOR USD 1 Month+2.300%, 07/10/29 (A)	2,500,000	2,490,142
Hertz Fleet Lease Funding, Ser 2016-1, Cl C
3.735%, VAR ICE LIBOR USD 1 Month+2.500%, 04/10/30 (A)	2,000,000	2,039,097

Description	Face Amount	Value
Nissan Auto Receivables Owner Trust, Ser 2016-B, Cl A4
1.540%, 10/17/22	$1,000,000	$990,258
OSCAR US Funding Trust VI, Ser 2017-1A, Cl A3
2.820%, 06/10/21 (A)	700,000	701,914
OSCAR US Funding Trust VII, Ser 2017-2A, Cl A3
2.450%, 12/10/21 (A)	1,250,000	1,247,265
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	2,005,072
Toyota Auto Receivables Owner Trust, Ser 2017-B, Cl A4
2.050%, 09/15/22	1,000,000	998,865
United Auto Credit Securitization Trust, Ser 2016-1, Cl D
4.680%, 07/15/20 (A)	3,000,000	3,028,150
Westlake Automobile Receivables Trust, Ser 2017-1A, Cl D
3.460%, 10/17/22 (A)	2,000,000	2,008,094

		40,226,630

Credit Cards — 11.9%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
1.939%, VAR LIBOR USD 1 Month+0.700%, 02/16/21	2,500,000	2,507,789
Capital One Multi-Asset Execution Trust, Ser 2016-A7, Cl A7
1.749%, VAR LIBOR USD 1 Month+0.510%, 09/16/24	2,500,000	2,519,229
Capital One Multi-Asset Execution Trust, Ser 2017-A5, Cl A5
1.818%, VAR LIBOR USD 1 Month+0.580%, 07/15/27	5,000,000	5,016,380
Citibank Credit Card Issuance Trust, Ser 2017-A5, Cl A5
1.859%, VAR LIBOR USD 1 Month+0.620%, 04/22/26	5,000,000	5,037,170
Discover Card Execution Note Trust, Ser 2017-A7, Cl A7
1.592%, VAR LIBOR USD 1 Month+0.360%, 04/15/25	5,000,000	5,011,911
Evergreen Credit Card Trust, Ser 2016-3, Cl A
1.739%, VAR LIBOR USD 1 Month+0.500%, 11/16/20 (A)	2,250,000	2,258,352
Golden Credit Card Trust, Ser 2014-2A, Cl A
1.689%, VAR LIBOR USD 1 Month+0.450%, 03/15/21 (A)	3,000,000	3,011,524
Golden Credit Card Trust, Ser 2015-1A, Cl A
1.679%, VAR LIBOR USD 1 Month+0.440%, 02/15/20 (A)	5,000,000	5,005,477
Trillium Credit Card Trust II, Ser 2016-1A, Cl A
1.960%, VAR LIBOR USD 1 Month+0.720%, 05/26/21 (A)	4,000,000	4,014,524

		34,382,356

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Other Asset-Backed Securities — 3.6%
Colony American Homes, Ser 2015-1A, Cl C
3.187%, VAR LIBOR USD 1 Month+1.950%, 07/17/32 (A)	$3,000,000	$3,010,524
Mosaic Solar Loans, Ser 2017-1A, Cl A
4.450%, 06/20/42 (A)	770,352	785,625
SCF Equipment Leasing, Ser 2017-1A, Cl A
3.770%, 01/20/23 (A)	1,211,233	1,218,467
Sofi Consumer Loan Program, Ser 2017-5, Cl A2
2.780%, 09/25/26 (A)	2,000,000	1,994,252
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	2,133,333	2,063,242
Westgate Resorts, Ser 2017-1A, Cl B
4.050%, 12/20/30 (A)	1,300,715	1,305,561

		10,377,671

Student Loan — 4.3%
AccessLex Institute, Ser 2002-A, Cl A2
2.630%, 09/25/37 (B)	1,250,000	1,237,219
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
2.737%, VAR ICE LIBOR USD 1 Month+1.500%, 08/26/52 (A)	3,000,000	2,746,552
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
2.737%, VAR ICE LIBOR USD 1 Month+1.500%, 07/25/47 (A)	4,000,000	3,785,292
Nelnet Student Loan Trust, Ser 2015-3A, Cl B
2.737%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/54 (A)	3,000,000	2,721,021
SLM Student Loan Trust, Ser 2013-2, Cl B
2.738%, VAR ICE LIBOR USD 1 Month+1.500%, 06/25/43	2,000,000	1,882,850

		12,372,934

Total Asset-Backed Securities (Cost $96,326,989)		97,359,591

MORTGAGE-BACKED SECURITIES — 7.7%
Agency Mortgage-Backed Obligation — 3.6%
FHLMC
2.990%, VAR ICE LIBOR USD 6 Month+1.612%, 02/01/37	1,065,067	1,106,316
FHLMC REMIC, Ser 2010-3747, Cl UF
1.719%, VAR LIBOR USD 1 Month+0.480%, 10/15/40	3,188,667	3,211,029
FNMA REMIC, Ser 2011-84, Cl F
1.587%, VAR LIBOR USD 1 Month+0.350%, 01/25/40	2,288,058	2,298,511
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	620,530	633,370
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	870,565	873,909
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	627,704	631,572
GNMA, Ser 2010-80, Cl F
1.636%, VAR LIBOR USD 1 Month+0.400%, 04/20/40	411,354	413,445

Description	Face Amount	Value
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	$1,349,122	$1,354,507

		10,522,659

Commercial Mortgage-Backed Obligation — 4.1%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
1.487%, VAR LIBOR USD 1 Month+0.250%, 04/15/37	1,298,773	1,215,098
Credit Suisse Mortgage Trust, Ser 2015-DEAL, Cl C
3.389%, VAR LIBOR USD 1 Month+2.150%, 04/15/29 (A)	3,000,000	3,003,758
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
4.232%, VAR LIBOR USD 1 Month+3.000%, 12/25/45 (A)	421,837	425,411
Hilton USA Trust, Ser 2014-ORL, Cl D
3.389%, VAR LIBOR USD 1 Month+2.150%, 07/15/29 (A)	4,000,000	3,950,015
Latitude Management Real Estate, Ser 2015-CRE1, Cl B
4.736%, VAR LIBOR USD 1 Month+3.500%, 02/22/32 (A)	1,000,000	1,016,810
RAIT Trust, Ser 1016-FL6
2.686%, 11/13/31	164,725	165,404
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
3.237%, VAR LIBOR USD 1 Month+2.000%, 09/25/44 (A)	319,560	318,401
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
3.805%, VAR LIBOR USD 1 Month+2.571%, 11/15/29 (A)	1,606,854	1,606,853

		11,701,750

Total Mortgage-Backed Securities (Cost $22,275,106)		22,224,409

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.2%
FFCB
1.950%, 03/14/22	3,000,000	2,977,827
1.875%, 08/16/21	5,000,000	4,975,580
FHLB
2.050%, 12/06/21	2,000,000	1,988,496
FHLMC
2.125%, 01/26/22	500,000	499,127
2.020%, 09/29/22	5,000,000	4,963,610
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,322,395

Total U.S. Government Agency Obligations (Cost $20,784,937)		20,727,035

CORPORATE OBLIGATIONS — 5.7%
Consumer Discretionary — 0.1%
Volkswagen Group of America Finance
1.600%, 11/20/17 (A)	200,000	200,003

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount/ Shares	Value
Energy — 1.1%
BP AMI Leasing
5.523%, 05/08/19 (A)	$3,000,000	$3,156,523

Financials — 2.5%
Bank of America MTN
3.728%, VAR CPI YOY+2.000%, 01/14/21	1,000,000	1,028,750
Credit Suisse NY
2.055%, VAR ICE LIBOR USD 3 Month+0.680%, 04/27/18	2,000,000	2,005,535
JPMorgan Chase MTN
2.939%, VAR CPI YOY+1.000%, 08/17/22	1,250,000	1,229,250
Morgan Stanley MTN
3.720%, VAR CPI YOY+2.000%, 12/15/19	1,000,000	1,027,500
Royal Bank of Canada MTN
2.750%, 02/01/22	2,000,000	2,031,476

		7,322,511

Information Technology — 0.7%
Microsoft
1.850%, 02/06/20	2,000,000	2,001,191

Real Estate — 0.4%
American Tower
3.400%, 02/15/19	1,000,000	1,016,879

Telecommunication Services — 0.9%
AT&T
3.800%, 03/15/22	2,500,000	2,635,250

Total Corporate Obligations (Cost $15,952,007)		16,332,357

MUNICIPAL BONDS — 1.0%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 06/01/22	1,570,000	1,446,268
3.200%, 06/01/21	1,580,000	1,480,650

Total Municipal Bonds (Cost $3,078,851)		2,926,918

CASH EQUIVALENT — 0.3%
Federated Government Obligations Fund, Cl I, 0.910%* (Cost $990,511)	990,511	990,511

REPURCHASE AGREEMENTS(C) — 8.7%
KGS-Alpha Capital Markets** 1.800%, dated 10/30/17, to be repurchased on 12/04/17, repurchase price $2,000,400 (collateralized by various FNMA/GNMA obligations, par value $1-$18,109,809, 1.761%-4.914%, 02/25/24-07/20/67, with total market value of $2,173,220)	2,000,000	2,000,000

Description	Face Amount	Value
KGS-Alpha Capital Markets** 1.200%, dated 10/31/17, to be repurchased on 11/01/17, repurchase price $23,000,767 (collateralized by various FNMA/GNMA obligations, par value $1-$40,845,215, 0.000%-8.500%, 05/25/18-07/20/67, with total market value of $24,115,312)	$23,000,000	$23,000,000

Total Repurchase Agreements (Cost $25,000,000)		25,000,000

Total Investments — 99.7% (Cost $287,667,913)		$287,984,647

Percentages are based on Net Assets of $288,979,114.

*	Rate shown is the 7-day effective yield as of October 31, 2017.
**	Repurchase date stated is the termination date of the repurchase agreement. This repurchase agreement is terminable daily upon demand, which is reflective of the repurchase price stated.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities at October 31, 2017 was $83,422,875 and represents 28.9% of Net Assets.
(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Tri-Party Repurchase Agreement.

Cl – Class

CPI YOY – Consumer Price Index Year-over-Year

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

ICE LIBOR – IntercontinentalExchange London Interbank Offered Rate

LIBOR – London Interbank Offered Rate

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

VAR – Variable Rate Security

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

The following is a list of the level of inputs used as of October 31, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$102,423,826	$—	$—	$102,423,826
Asset-Backed Securities	—	97,359,591	—	97,359,591
Mortgage-Backed Securities	—	22,224,409	—	22,224,409
U.S. Government Agency Obligations	—	20,727,035	—	20,727,035
Corporate Obligations	—	16,332,357	—	16,332,357
Municipal Bonds	—	2,926,918	—	2,926,918
Cash Equivalent	990,511	—	—	990,511
Repurchase Agreements	—	25,000,000	—	25,000,000

Total Investments in Securities	$103,414,337	$184,570,310	$—	$287,984,647

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 98.5%
Alabama — 1.3%
Alabama State, Ser B, GO
3.000%, 11/01/21	$3,000,000	$3,190,770

Arizona — 1.0%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,204,038
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,226,164

		2,430,202

California — 2.6%
California State, GO
5.000%, 09/01/23	2,500,000	2,971,325
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,875,000	1,950,675
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	595,000	626,934
Golden State, Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,096,360

		6,645,294

Colorado — 2.0%
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,063,220
El Paso County, Falcon School District No. 49, Ser A, RB
5.000%, 12/15/23	365,000	428,915
5.000%, 12/15/24	525,000	624,414
5.000%, 12/15/25	460,000	553,385
El Paso County, Falcon School District No. 49, Ser B, RB
5.000%, 12/15/23	250,000	293,777
5.000%, 12/15/24	300,000	357,903
5.000%, 12/15/26	500,000	610,475

		4,932,089

Connecticut — 1.4%
Connecticut State, Ser B, GO
Callable 06/15/25 @ 100
5.000%, 06/15/29	3,000,000	3,438,870

District of Columbia — 0.5%
District of Columbia, RB
4.000%, 10/01/20	305,000	311,493
4.000%, 10/01/22	895,000	916,793

		1,228,286

Florida — 1.6%
Florida State, Department of Education, Ser A, RB Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,161,660
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	1,750,000	1,764,473

		3,926,133

Description	Face Amount	Value
Idaho — 0.2%
Idaho, Housing & Finance Association, RB
4.000%, 07/01/26	$500,000	$525,400

Illinois — 3.7%
Chicago, O’Hare International Airport, Ser B, RB (A)
Pre-Refunded @ 100
5.500%, 01/01/21	1,030,000	1,162,963
Illinois State, GO
5.000%, 07/01/19	500,000	525,845
Illinois State, GO, AGM
Callable 12/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,001,800
Illinois State, Ser A, GO
3.000%, 01/01/18	2,050,000	2,054,735
Lee & Ogle Counties, School District No. 170 Dixon, GO, BAM
4.000%, 01/30/25	760,000	836,676
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,644,324
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,107,670

		9,334,013

Iowa — 0.4%
Hardin County, GO
2.500%, 06/01/19	925,000	942,307

Kansas — 1.6%
Geary County, GO
5.000%, 09/01/24	1,240,000	1,465,940
5.000%, 09/01/25	1,300,000	1,554,280
4.000%, 09/01/23	990,000	1,100,741

		4,120,961

Louisiana — 2.4%
Louisiana State, Ser A, GO
Callable 04/01/27 @ 100
5.000%, 04/01/29	2,660,000	3,180,163
Louisiana State, Ser D, GO
Callable 09/01/26 @ 100
5.000%, 09/01/29	2,500,000	2,977,125

		6,157,288

Massachusetts — 0.4%
Fall River, GO
2.000%, 12/01/24	1,015,000	1,017,000

Michigan — 0.9%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,220,649
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,046,453

		2,267,102

Minnesota — 0.3%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	851,734	836,224

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Missouri — 0.7%
Saint Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	$1,575,000	$1,791,342

New Hampshire — 0.8%
Grafton County, GO
5.000%, 07/01/30	625,000	769,981
3.000%, 07/01/22	1,140,000	1,207,739

		1,977,720

New Mexico — 0.9%
New Mexico State, Severance Tax Permanent Fund, Ser B, RB
4.000%, 07/01/23	2,000,000	2,249,660

New York — 2.8%
Dunkirk City School District, RB, AGM
4.000%, 06/15/21	550,000	600,292
4.000%, 06/15/22	835,000	925,848
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,789,376
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	1,000,000	1,004,790
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	380,551
5.000%, 05/15/21	300,000	335,589
Oyster Bay, Ser B, GO
3.500%, 02/02/18	1,000,000	1,004,440

		7,040,886

Ohio — 0.9%
Ohio State, Higher Educational Facility Commission, RB
5.000%, 12/01/23	445,000	524,139
5.000%, 12/01/24	690,000	821,500
Ohio State, Ser A, GO
3.000%, 02/01/19	1,000,000	1,023,210

		2,368,849

Oklahoma — 1.7%
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	699,619	724,630
University of Oklahoma, Ser C, RB
Callable 07/01/25 @ 100
5.000%, 07/01/35	3,000,000	3,474,690

		4,199,320

Pennsylvania — 0.2%
Philadelphia, Ser A, GO
5.000%, 07/15/20	500,000	546,590

Puerto Rico — 0.5%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B) (C)
Callable 12/01/17 @ 100
1.575%, 07/01/25	2,000,000	687,500
Commonwealth of Puerto Rico, Ser A, GO (B) (C)
5.500%, 07/01/18	1,825,000	533,849

		1,221,349

Description	Face Amount	Value
Rhode Island — 1.4%
Providence, Ser A, GO
5.000%, 07/15/18	$1,500,000	$1,536,000
Rhode Island State, Ser A, GO
Callable 05/01/27 @ 100
3.000%, 05/01/33	2,000,000	1,965,840

		3,501,840

South Carolina — 1.7%
Hilton Head Island, Ser C, GO
Callable 03/01/26 @ 100
2.250%, 03/01/33	530,000	472,172
2.125%, 03/01/32	520,000	465,743
2.000%, 03/01/29	485,000	457,331
2.000%, 03/01/30	495,000	456,162
2.000%, 03/01/31	5,000	4,492
South Carolina State, Ser F, GO
Callable 06/01/26 @ 100
2.000%, 06/01/27	2,380,000	2,339,064

		4,194,964

Tennessee — 1.6%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,026,020
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	1,928,304

		3,954,324

Texas — 57.4%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,066,420
Allen Independent School District, RB, PSF-GTD
Callable 02/15/26 @ 100
2.500%, 02/15/28	500,000	494,610
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,278,000
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,233,723
Bastrop, Independent School District, School Building Project, GO, AGC (A)
Pre-Refunded @ 100
5.000%, 02/15/19	1,000,000	1,049,390
Bexar County, GO
5.000%, 06/15/24	4,000,000	4,792,560
Bexar County, GO Callable 06/15/26 @ 100
3.000%, 06/15/41	5,000,000	4,567,000
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	685,000	729,840
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	893,145
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	410,000	438,692
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,411,169
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	826,777

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	$1,920,000	$1,970,515
Clifton, Higher Education Finance, Ser B, RB
5.000%, 08/15/25	460,000	532,432
4.000%, 08/15/22	525,000	571,179
4.000%, 08/15/23	500,000	547,205
College Station, GO
Callable 02/15/18 @ 100
4.000%, 02/15/19	1,000,000	1,008,480
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/19	1,730,000	1,804,425
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,048,572
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,167,920
Dallas County, Community College District, GO
5.000%, 02/15/19	2,000,000	2,099,560
Dallas County, Schools Tax, GO
4.000%, 06/01/19	1,500,000	1,444,890
3.000%, 06/01/19	940,000	891,571
Dallas County, Schools Tax, RB
Callable 11/21/17 @ 100
3.000%, 06/01/18	825,000	788,659
Dallas, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,011,350
Dallas/Fort Worth, International Airport, Ser B, RB
5.000%, 11/01/19	1,395,000	1,499,011
Dallas/Fort Worth, International Airport, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,366,880
Denton, GO
4.000%, 07/15/25	1,380,000	1,587,787
Denton, GO
Callable 02/15/26 @ 100
3.000%, 02/15/29	1,845,000	1,909,409
3.000%, 02/15/30	1,855,000	1,901,579
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,177,540
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,140,110
El Paso County, Hospital District, GO
5.000%, 08/15/25	3,070,000	3,586,190
El Paso, GO (A)
Pre-Refunded @ 100
5.500%, 08/15/19	1,000,000	1,076,670
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/26	5,050,000	6,081,412
Fort Worth, Independent School District, GO, PSF-GTD
Callable 02/15/25 @ 100
5.000%, 02/15/28	5,000,000	5,985,950
Georgetown, Utility System Revenue, RB
Callable 08/15/26 @ 100
4.000%, 08/15/29	1,265,000	1,407,477

Description	Face Amount	Value
Grand Prairie, Independent School District, Ser B, GO
Callable 08/15/26@ 100
3.000%, 02/15/29	$4,555,000	$4,646,829
Greenville, Electric Utility System, RB
Callable 02/15/19@ 100
5.000%, 02/15/20	1,000,000	1,047,680
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,073,880
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	940,000	1,017,268
4.000%, 02/15/22	1,005,000	1,106,706
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/23	2,500,000	2,931,900
Houston, Independent School District, GO, PSF-GTD
Callable 02/15/27 @ 100
5.000%, 02/15/28	2,000,000	2,471,740
Irving, Hotel Occupancy Project, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/19	1,280,000	1,344,064
Judson, Independent School District, GO, PSF-GTD
5.000%, 02/01/23	1,000,000	1,171,540
5.000%, 02/01/24	1,000,000	1,196,090
5.000%, 02/01/25	1,000,000	1,214,210
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,758,644
La Vernia, Higher Education Finance, Ser A, RB
4.200%, 08/15/25	750,000	769,507
La Vernia, Higher Education Finance, Ser A, RB
Callable 08/15/24 @ 100
5.250%, 08/15/35	3,435,000	3,533,378
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,745,175
Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/22	1,000,000	1,145,580
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	385,683
4.000%, 04/01/19	200,000	205,434
4.000%, 04/01/20	210,000	218,837
North East, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/01/22	1,000,000	1,146,580
5.000%, 02/01/23	1,410,000	1,651,096
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,114,944
North Texas, Tollway Authority, RB (A)
Pre-Refunded @ 100
5.750%, 01/01/18	1,000,000	1,007,740
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,310,700

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Face Amount	Value
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	$2,000,000	$2,002,880
Northwest, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/15/23	2,000,000	2,345,520
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,022,770
Permanent University Fund, RB
5.000%, 07/01/23	1,255,000	1,485,895
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/01/18	1,000,000	1,009,430
Polk County, GO, AGM
3.000%, 08/15/19	1,000,000	1,032,960
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,028,930
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,390,560
San Antonio, GO
5.000%, 02/01/22	1,000,000	1,146,580
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/26	3,000,000	3,402,120
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,011,210
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,838,654
Texas A&M University, Permanent University Fund, RB (A)
Pre-Refunded @ 100
4.000%, 07/01/21	1,000,000	1,097,040
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,154,490
Texas City, Industrial Development, Arco Pipe Line Project, RB
7.375%, 10/01/20	500,000	585,785
Texas State, College Student Loan, GO
Callable 08/01/20 @ 100
5.000%, 08/01/21	1,000,000	1,100,940
4.625%, 08/01/30	1,200,000	1,265,472
Texas State, Department of Housing & Community Affairs, Ser B, RB, GNMA
Callable 01/01/21 @ 100
4.050%, 07/01/26	535,000	562,938
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	2,880,425
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB (A)
Pre-Refunded @ 100
6.000%, 02/15/20	750,000	828,593

Description	Face Amount	Value
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	$1,440,000	$1,583,208
5.375%, 05/01/20	1,365,000	1,458,407
5.250%, 05/01/19	1,300,000	1,353,586
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,168,343
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,584,184
Texas State, Ser A, GO
5.000%, 10/01/21	1,000,000	1,138,680
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,118,770
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,068,149
Titus County, Pass-Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,195,938

		144,465,761

Utah — 0.8%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,128,220

Virginia — 3.8%
Fairfax County, Sewer Authority, RB (A)
Pre-Refunded @ 100
4.000%, 07/15/19	1,500,000	1,573,155
Suffolk, Ser A, GO
5.000%, 02/01/22	1,100,000	1,266,639
5.000%, 02/01/23	1,250,000	1,472,013
Virginia Commonwealth, Housing Development Authority, Sub-Ser C-3, RB
2.150%, 04/01/21	3,000,000	3,073,050
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,078,040

		9,462,897

Washington — 0.3%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	902,610

Wisconsin — 2.7%
Green Bay City, Ser A, GO
Callable 04/01/26 @ 100
3.125%, 04/01/35	500,000	497,660
Oshkosh City, Ser H, GO
Callable 08/01/24 @ 100
2.375%, 08/01/30	585,000	560,921
Wisconsin State, Ser 1, GO
5.000%, 11/01/24	3,000,000	3,635,100
Wisconsin State, Ser B, GO (A)
Pre-Refunded @ 100
4.500%, 05/01/21	2,000,000	2,217,400

		6,911,081

Total Municipal Bonds (Cost $246,148,633)		247,909,352

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	OCTOBER 31, 2017 (Unaudited)

Description	Value
Total Investments — 98.5% (Cost $246,148,633)	$247,909,352

Percentages are based on Net Assets of $251,578,347.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security in default on interest payments.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AMT – Alternative Minimum Tax (subject to)

BAM – Build America Mutual

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-2000

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 27, 2017